Equity Investment in Real Estate and the Managed REITs (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in REITs
Equity method investments	$ 565,626	$ 538,749
CPA 16 - Global
Investments in REITs
Equity method investments		28,300
Managed REITs
Investments in REITs
Equity method investments	353,145	454,012
Managed REITs | CPA 15
Investments in REITs
Equity method investment, ownership percentage		7.70%
Equity method investments	0	93,650
Managed REITs | CPA 16 - Global
Investments in REITs
Equity method investment, ownership percentage	18.30%	17.90%
Equity method investments	313,441	338,964
Managed REITs | CPA 17 - Global
Investments in REITs
Equity method investment, ownership percentage	1.30%	0.90%
Equity method investments	38,977	21,277
Managed REITs | CWI
Investments in REITs
Equity method investment, ownership percentage	0.40%	0.50%
Equity method investments	$ 727	$ 121